Financial instruments	12 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments
FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation techniques used to value financial instruments are as follows:
-    The fair value of the 2014 U.S. Senior Notes, the 2021 U.S. Senior Notes, the 2021 CAD Senior Notes, the unsecured committed revolving credit facility, the unsecured committed term loan credit facility and the other long-term debt is estimated by discounting expected cash flows at rates currently offered to the Company for debts of the same remaining maturities and conditions;
-     The fair value of long-term bonds included in funds held for clients and in long-term investments is determined by discounting the future cash flows using observable inputs, such as interest rate yield curves or credit spreads, or according to similar transactions on an arm's-length basis;
-    The fair value of foreign currency forward contracts is determined using forward exchange rates at the end of the reporting period;
-    The fair value of cross-currency swaps is determined based on market data (primarily yield curves, exchange rates and interest rates) to calculate the present value of all estimated cash flows;
-    The fair value of cash, cash equivalents and cash included in funds held for clients and short-term investments included in current financial assets is determined using observable quotes; and
-    The fair value of deferred compensation plan assets within long-term financial assets is based on observable price quotations and net assets values at the reporting date.
As at September 30, 2022, there were no changes in valuation techniques.
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2022		As at September 30, 2021
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2014 U.S. Senior Notes	Level 2	550,177	539,752	888,307	936,084
2021 U.S. Senior Notes	Level 2	1,361,974	1,127,739	1,253,226	1,255,055
2021 CAD Senior Notes	Level 2	595,900	503,227	595,331	585,506
Other long-term debt	Level 2	71,278	68,991	31,169	30,345
		2,579,329	2,239,709	2,768,033	2,806,990
For the remaining financial assets and liabilities measured at amortized cost, the carrying values approximate the fair values of the financial instruments given their short term maturity.
During the year ended September 30, 2022, the Company entered into Canadian dollar to euro fixed for fixed cross-currency swap agreements for a notional amount of $600,000,000, related to the 2021 CAD Senior Notes, which has a maturity date of September 2028. The cross-currency swaps were designated as hedging instruments on the Company’s net investment in European operations.
31.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2022	As at September 30, 2021
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	966,458	1,699,206
Cash included in funds held for clients (Note 5)	Level 2	504,726	456,525
Deferred compensation plan assets (Note 11)	Level 1	71,863	81,633
		1,543,047	2,237,364
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		8,740	4,146
Foreign currency forward contracts		18,934	12,745
Interest rate swaps		—	1,043
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		222,246	24,347
Foreign currency forward contracts		15,631	9,231
		265,551	51,512
FVOCI
Short-term investments included in current financial assets	Level 2	6,184	1,027
Long-term bonds included in funds held for clients (Note 5)	Level 2	94,113	136,629
Long-term investments (Note 11)	Level 2	16,826	19,354
		117,123	157,010
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		—	5,762
Foreign currency forward contracts		5,710	735
Long-term derivative financial instruments	Level 2
Cross-currency swaps		1,685	39,918
Foreign currency forward contracts		4,795	1,866
		12,190	48,281
There have been no transfers between Level 1 and Level 2 for the years ended September 30, 2022 and 2021.
31.    Financial instruments (continued)
MARKET RISK
Market risk incorporates a range of risks. Movements in risk factors, such as interest rate risk and currency risk, affect the fair values of financial assets and liabilities.
Interest rate risk
During the year ended September 30, 2022, the Company had interest rate swaps whereby the Company received a fixed rate of interest and paid interest at a variable rate of its 2011 U.S. Senior Note. These swaps were being used to hedge the exposure to changes in the fair value of the debt. In December 2021, the Company repaid the last tranche of the 2011 U.S. Senior Note and settled the related interest rate swaps (Note 14). The following table summarizes the fair value of these swaps.

					As at September 30, 2022	As at September 30, 2021
Interest rate swaps	Notional amount	Receive Rate	Pay Rate	Maturity	Fair value	Fair value
					$	$
Fair value hedges of 2011 U.S. Senior Note	U.S.$250,000	4.99%	LIBOR 1 month +3.26%	December 2021	—	1,043
In addition, the Company designates cross-currency interest rate swaps as cash flow hedges for changes in both interest rates and foreign exchange rates of foreign currency denominated long-term debt as described below.
The Company is also exposed to interest rate risk on its unsecured committed revolving credit facility carrying amount.
The Company analyzes its interest rate risk exposure on an ongoing basis using various scenarios to simulate refinancing or the renewal of existing positions. Based on these scenarios, a change in the interest rate of 1% would not have had a significant impact on net earnings.
Currency risk
The Company operates internationally and is exposed to risk from changes in foreign currency exchange rates. The Company mitigates this risk principally through foreign currency denominated debt and derivative financial instruments, which includes foreign currency forward contracts and cross-currency swaps.
The Company hedges a portion of the translation of the Company’s net investments in its U.S. operations into Canadian dollar, with Senior U.S. unsecured notes. As of September 30, 2022, the Senior U.S. unsecured notes of a carrying value of $1,547,617,000 and a nominal amount of $1,547,680,000 have been designated as hedging instruments to hedge portions of the Company’s net investments in its U.S. operations.
The Company also hedges a portion of the translation of the Company’s net investments in its European operations with cross-currency swaps.
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2022	As at September 30, 2021
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$759,400	From 1.62% to 3.81%	€521,337	From (0.14)% to 2.51%	From September 2023 to 2028	78,647	12,859
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	24,247	9,814
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	12,625	5,820
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
US$500,000	LIBOR 1 month + 1.00%	€443,381	From 1.13% to 1.17%	December 2023	104,330	(27,819)
Cash flow hedges of 2014 U.S Senior Notes
US$265,000	From 3.74% to 4.06%	$354,093	From 3.45% to 3.81%	From September 2023 to 2024	9,452	(17,861)
Total					229,301	(17,187)
During the year ended September 30, 2022, the Company settled cross-currency swaps with a notional amount of $69,300,000 for a net amount of $6,258,000. The related amounts recognized in accumulated other comprehensive income will be transferred to earnings when the net investment is disposed of.
The Company enters into foreign currency forward contracts to hedge the variability in various foreign currency exchange rates on future revenues. Hedging relationships are designated and documented at inception and quarterly effectiveness assessments are performed during the year.
As at September 30, 2022, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2022	As at September 30, 2021
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	US$227,289	80.99	83.17	(7,803)	4,002
CAD/INR	$302,557	62.40	64.41	7,865	882
EUR/INR	€67,895	96.28	95.93	11,690	6,650
GBP/INR	£61,686	106.91	105.62	12,753	2,390
SEK/INR	kr49,908	9.04	7.40	1,047	(10)
EUR/GBP				—	1,033
EUR/MAD	€22,190	11.00	10.70	(201)	2,064
EUR/CZK	€7,082	26.80	26.87	611	758
EUR/SEK	€7,241	10.77	10.36	(148)	1,396
Others	$65,935			(1,754)	210
Total				24,060	19,375
31.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the Swedish krona, the U.S. dollar, the euro and the British pound foreign currency rates on net earnings and comprehensive income. The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2022				2021
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	2,835	3,604	622	883	1,294	1,416	1,227	171
Decrease in other comprehensive loss	(183,986)	(179,780)	(31,700)	(8,577)	(83,334)	(187,587)	(25,622)	(8,287)
LIQUIDITY RISK
Liquidity risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets. The Company’s activities are financed through a combination of the cash flows from operations, borrowing under existing unsecured committed revolving credit facility, the issuance of debt and the issuance of equity. One of management’s primary goals is to maintain an optimal level of liquidity through the active management of the assets and liabilities as well as the cash flows. The Company regularly monitors its cash forecasts to ensure it has sufficient flexibility under its available liquidity to meet its obligations.
31.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232

As at September 30, 2021	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	891,374	891,374	891,374	—	—	—
Accrued compensation and employee-related liabilities	1,084,014	1,084,014	1,084,014	—	—	—
2011 & 2014 U.S. Senior Notes	888,307	955,768	410,738	545,030	—	—
2021 U.S. Senior Notes	1,253,226	1,439,360	22,690	45,380	805,940	565,350
2021 CAD Senior Notes	595,331	688,269	12,669	25,200	25,200	625,200
Unsecured committed term loan credit facility	633,623	649,498	7,043	642,455	—	—
Lease liabilities	776,940	877,498	192,750	318,993	180,593	185,162
Other long-term debt	31,169	32,071	13,133	18,337	595	6
Clients’ funds obligations	591,101	591,101	591,101	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	2,601
Outflow		163,162	55,039	103,373	4,750	—
(Inflow)		(171,282)	(55,756)	(110,294)	(5,232)	—
Cross-currency swaps	45,680
Outflow		1,128,791	91,667	1,037,124	—	—
(Inflow)		(1,088,240)	(85,776)	(1,002,464)	—	—
	6,793,366	7,241,384	3,230,686	1,623,134	1,011,846	1,375,718
31.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
As at September 30, 2022, the Company held cash and cash equivalents, funds held for clients, short-term investments and long-term investments of $1,588,307,000 ($2,312,741,000 as at September 30, 2021). The Company also had available $1,495,730,000 in unsecured committed revolving credit facility ($1,493,372,000 as at September 30, 2021). As at September 30, 2022, trade accounts receivable amounted to $1,106,187,000 (Note 4) ($938,417,000 as at September 30, 2021). Given the Company’s available liquid resources as compared to the timing of the payments of liabilities, management assesses the Company’s liquidity risk to be low.
CREDIT RISK
The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, accounts receivable, work in progress, long-term investments and derivative financial instruments with a positive fair value. The maximum exposure of credit risk is generally represented by the carrying amount of these items reported on the consolidated balance sheets.
The Company is exposed to credit risk in connection with long-term investments through the possible inability of borrowers to meet the terms of their obligations. The Company mitigates this risk by investing primarily in high credit quality corporate and government bonds with a credit rating of A- or higher. The application of the low credit exemption had no material impact on the Company's consolidated financial statements.
The Company has accounts receivable derived from clients engaged in various industries including government; financial services; manufacturing, retail & distribution; communications & utilities; and health that are not concentrated in any specific geographic area. These specific industries may be affected by economic factors that may impact trade accounts receivable. However, management does not believe that the Company is subject to any significant credit risk in view of the Company’s large and diversified client base and that any single industry or geographic region represents a significant credit risk to the Company. Historically, the Company has not made any significant write-offs and had low bad debt ratios. The application of the simplified approach to measure expected credit losses for trade accounts receivable and work in progress had no material impact on the Company's consolidated financial statements.
The following table sets forth details of the age of trade accounts receivable that are past due:

	2022	2021
	$	$
Not past due	950,928	818,520
Past due 1-30 days	81,000	47,702
Past due 31-60 days	25,694	21,582
Past due 61-90 days	12,142	7,402
Past due more than 90 days	39,883	46,939
	1,109,647	942,145
Allowance for doubtful accounts	(3,460)	(3,728)
	1,106,187	938,417
In addition, the exposure to credit risk of cash, cash equivalents and cash included in funds held for clients and derivatives financial instruments is limited given that the Company deals mainly with a diverse group of high-grade financial institutions and that derivatives agreements are generally subject to master netting agreements, such as the International Swaps and Derivatives Association, which provide for net settlement of all outstanding contracts with the counterparty in case of an event of default.